Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	Kennedy-Wilson Holdings, Inc.
Entity Central Index Key	0001408100
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Document Type	S-4
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Common Stock, Shares Outstanding